Submission	Sep. 22, 2026
Submission [Line Items]
Central Index Key	0002031283
Registrant Name	Stone Point Credit Income Fund
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES